Document and Entity Information	Mar. 04, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 04, 2024
Entity File Number	001-16109
Entity Registrant Name	CoreCivic, Inc.
Entity Central Index Key	0001070985
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	62-1763875
Entity Address, Address Line One	5501 Virginia Way
Entity Address, City or Town	Brentwood
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37027
City Area Code	615
Local Phone Number	263-3000
Title of 12(b) Security	Common Stock
Trading Symbol	CXW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false